Income Tax Expense (Income) - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Deferred:
Total Deferred	$ (1,741,133)	$ (221,803)	$ 222,786
Income tax expense (income)	(1,697,782)	(216,281)	222,794
Hong Kong [Member]
Current:
Total Current
Deferred:
Total Deferred	(2,073,535)	(264,148)	615,392
PRC [Member]
Current:
Total Current	43,351	5,522	8
Deferred:
Total Deferred	$ 332,402	$ 42,345	$ (392,606)